Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Goodwill allocated to segments	$ 1,242	$ 874
Allstate Protection
Goodwill
Goodwill allocated to segments	824	456
Allstate Financial
Goodwill
Goodwill allocated to segments	$ 418	$ 418